Debt (Narratives 1) (Details) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fixed Interest Rate Loans [Member]	Dec. 31, 2012 Variable Interest Rate Loans [Member]	Dec. 31, 2012 Variable Interest Rate Loan Swapped [Member]	Dec. 31, 2012 Refinancing of debt	Dec. 31, 2012 Hellweg 2 [Member]	Mar. 31, 2012 Hellweg 2 [Member]	Dec. 31, 2012 Other Nonrecourse Loans [Member]
Debt Instruments
Carrying value of collateral mortgage loans	$ (2,400,000,000)	$ (2,200,000,000)
Mortgage loans on real estate, minimum interest range				4.40%	1.40%
Mortgage loans on real estate, maximum interest rate				7.80%	6.90%
Non recourse debt						21,000,000	25,500,000		352,300,000	50,100,000
Long-term, weighted average interest rate							5.00%			(4.80%)
Debt instrument term							6 years 2 months 12 days			8 years 1 month 6 days
Gains (losses) on extinguishment of debt	5,130,000	3,135,000	879,000					5,800,000		(500,000)
Debt instrument maturity date, start	Jan. 01, 2014
Debt instrument maturity date, end	Jan. 01, 2031
Debt instrument default, amount	$ 3,700,000